First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans(a) - 80.9%

Advertising - 1.0%
Data Driven Intermediate, LLC, Term Loan - First Lien
(SOFR 3 month + 3.25%), 7.05%, 05/01/2030 ‡(b)(c)(d)	2,456,801	2,456,801
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), First Out New Money Term Loan - First Lien
(SOFR 3 month + 5.00%), 8.91%, 07/15/2028 (e)	909,736	897,232
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Second Out Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.41%, 10/15/2028	4,949,749	2,598,618
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%), 8.16%, 02/20/2032 (e)	993,753	995,696
		6,948,347
Aerospace & Defense - 0.5%
Karman Holdings Inc., Third Amendment Term Loan - First Lien
(SOFR 3 month + 2.75%), 6.46%, 04/01/2032 (e)	1,414,943	1,417,603
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.30%, 04/01/2027 (b)(d)(e)	1,935,023	1,932,004
		3,349,607
Agricultural & Farm Machinery - 0.1%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
0.00%, 10/25/2028 ‡(b)(c)(d)	1,118,313	469,691

Air Freight & Logistics - 0.7%
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien
(PRIME 3 month + 4.50%), 11.25%, 07/23/2030 ‡(b)(c)	221,854	197,450
Air Buyer Inc. (Condata Global), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 07/23/2030 ‡(b)(c)(d)	3,269,868	2,910,182
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 7.67%, 04/08/2030 (e)	1,994,950	2,001,184
		5,108,816
Apparel Retail - 0.1%
Xcel Brands, Inc., Initial Term Loan A - First Lien
(SOFR 3 month + 8.50%, 2.00% Floor), 12.17%, 12/12/2028 ‡(b)(c)	916,667	916,667

Apparel, Accessories & Luxury Goods - 1.7%
Gloves Buyer, Inc. (Protective Industrial Products), Initial Term Loan - First Lien
(SOFR 1 month + 4.00%), 7.67%, 05/21/2032 (e)	1,415,366	1,413,066
Penney Holdings LLC (Catalyst Brands), Initial Term Loan - First Lien
(SOFR 1 month + 8.13%, 2.50% Floor), 11.79%, 09/20/2030 ‡(b)(c)	6,000,000	6,000,000
Rachel Zoe Creations, LLC, Term Loan - First Lien
(SOFR 3 month + 7.25%, 2.00% Floor), 10.95%, 12/15/2028 ‡(b)(c)	4,775,000	4,676,516
		12,089,582
Application Software - 2.4%
AppHub LLC, Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.24%, 09/29/2028 ‡(b)(c)	363,099	357,653
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.13%, 09/29/2028 ‡(b)(c)	2,016,666	1,986,416

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
AppHub LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.11%, 09/29/2028 ‡(b)(c)	103,013	101,468
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 6.25%, 1.00% Floor), 10.24%, 09/29/2028 ‡(b)(c)(d)	2,635,517	2,595,984
Cloudera, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.75%), 7.52%, 10/08/2028 (e)	1,417,285	1,269,356
CMI Marketing, Inc. (AdThrive), Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.50% Floor), 8.03%, 03/23/2028 ‡	470,828	454,349
Mitchell International, Inc., Amendment No. 1 Term Loan - First Lien
(SOFR 1 month + 3.25%), 6.67%, 06/17/2031 (e)	2,959,969	2,832,468
Montana Buyer Inc., Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 8.42%, 07/22/2029 ‡(b)(c)	2,608,043	2,601,523
Project Alpha Intermediate Holdings, Inc. (Qlik), Second Amendment Refinancing Term Loan - First Lien
(SOFR 3 month + 3.25%, 0.50% Floor), 6.95%, 10/26/2030	4,962	3,783
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.02%, 11/17/2028 ‡(b)(c)(d)	3,213,125	3,213,125
WatchGuard Technologies, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 8.92%, 07/02/2029 (e)	1,976,943	1,818,788
		17,234,913
Asset Management & Custody Banks - 0.8%
Apella Capital, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.43%, 03/01/2029 ‡(b)(c)	246,375	246,375
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.43%, 03/01/2029 ‡(b)(c)	292,067	292,067
Apella Capital, LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 03/01/2029 ‡(b)(c)(d)	584,133	584,133
Apella Capital, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 03/01/2029 ‡(b)(c)(d)	1,247,775	1,247,775
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.44%, 03/01/2029 ‡(b)(c)	988,369	988,369
Apella Capital, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.42%, 03/01/2029 ‡(b)(c)(d)	985,879	985,879
Apella Capital, LLC, Third Amendment Delayed Draw Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.42%, 03/01/2029 ‡(b)(c)	344,928	344,928
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.31%, 06/17/2026 ‡(b)(c)(d)	762,958	740,070

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.31%, 06/17/2026 ‡(b)(c)(d)	91,656	88,906
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 10.31%, 06/17/2026 ‡(b)(c)(d)	210,004	203,704
		5,722,206
Auto Parts & Equipment - 1.1%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien
(SOFR 1 month + 4.50%, 1.00% Floor), 8.17%, 12/19/2027 ‡(b)(c)(d)	4,352,695	4,352,695
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(SOFR 1 month + 4.50%, 1.00% Floor), 8.17%, 12/19/2027 ‡(b)(c)(d)	1,383,764	1,383,763
Hertz Corp., The, 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 7.42%, 06/30/2028	493,703	359,991
Hertz Corp., The, Initial Term B Loan - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 7.28%, 06/30/2028	896,171	666,527
Hertz Corp., The, Initial Term C Loan - First Lien
(SOFR 1 month + 3.50%, 0.50% Floor), 7.28%, 06/30/2028	177,316	131,879
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 4.75%, 0.50% Floor), 8.55%, 01/26/2029 (e)	984,413	819,834
		7,714,689
Biotechnology - 0.3%
Solaris US Bidco LLC (Therakos), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%), 8.92%, 11/29/2030 (e)	2,571,850	2,472,191

Broadcasting - 0.2%
Allen Media, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%), 9.35%, 02/10/2027	1,923,445	1,226,196

Building Products - 0.3%
Opal Bidco SAS (Opella LLC), Facility B4 - First Lien
(SOFR 3 month + 3.00%), 6.70%, 04/28/2032 (e)	1,990,000	1,991,244

Casinos & Gaming - 0.6%
Catawba Nation Gaming Authority, Initial Term B Loan - First Lien
(SOFR 3 month + 4.75%), 8.42%, 03/29/2032 (b)(e)	4,600,000	4,683,398

Commodity Chemicals - 0.0%(f)
A&A Global Imports, LLC, First Out Term Loan - First Lien
0.00%, 06/01/2026 ‡(b)(c)(d)	1,094,188	—
A&A Global Imports, LLC, Last Out Term Loan - First Lien
0.00%, 06/01/2026 ‡(b)(c)(d)	1,267,445	—
A&A Global Imports, LLC, New Revolving Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor, 11.85% PIK), 11.84%, 06/01/2026 ‡(b)(c)	80,740	65,548
		65,548
Construction & Engineering - 1.7%
McHale & McHale Landscape Design, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.42%, 07/16/2031 ‡(b)(c)(d)	2,502,101	2,489,590

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.42%, 07/16/2031 ‡(b)(c)	284,286	282,864
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.42%, 12/15/2028 ‡(b)(c)(d)	939,726	939,726
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.53%, 12/15/2028 ‡(b)(c)	887,616	887,616
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 12/15/2028 ‡(b)(c)(d)	310,060	310,060
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 12/15/2028 ‡(b)(c)	73,988	73,988
R.L. James, Inc. (HH Restore Acquisition), Third Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.75%), 9.42%, 12/15/2028 ‡(b)(c)(d)	2,114,255	2,114,255
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 7.00% PIK), 11.85%, 12/23/2027 ‡(b)(c)(d)	327,256	130,902
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 7.00% PIK), 11.85%, 12/23/2027 ‡(b)(c)(d)	932,811	373,124
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor, 11.85% PIK), 11.85%, 12/23/2027 ‡(b)(c)	366,778	140,221
TriStrux, LLC, Senior Delayed Draw Term Loan - First Lien
(SOFR 3 month + 10.00%, 1.00% Floor), 13.82%, 12/23/2027 ‡(b)(c)	39,698	39,698
TriStrux, LLC, Tenth Amendment Senior Delayed Draw Term Loan - First Lien
(SOFR 3 month + 10.00%), 13.74%, 12/23/2027 ‡(b)(c)	59,269	59,269
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.42%, 07/24/2031 ‡(b)(c)(d)	3,967,791	3,923,154
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan - First Lien
(SOFR 1 month + 4.75%), 8.43%, 07/24/2031 ‡(b)(c)	242,797	240,066
		12,004,533
Construction Materials - 0.2%
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan - First Lien
(SOFR 1 month + 3.00%), 6.67%, 04/02/2029 (e)	1,767,128	1,768,603

Data Processing & Outsourced Services - 0.7%
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.39%, 04/09/2031 ‡(b)(c)(d)	3,197,315	3,197,316
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.75%), 8.42%, 04/09/2031 ‡(b)(c)	1,568,154	1,568,154
		4,765,470
Distributors - 0.2%
Highline Aftermarket Acquisition, LLC, 2025-1 Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.17%, 02/19/2030 (e)	1,481,258	1,481,258

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Support Services - 0.7%
Streetmasters Intermediate, Inc., Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.18%, 04/01/2030 ‡(b)(c)	186,667	183,867
Streetmasters Intermediate, Inc., Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.17%, 04/01/2030 ‡(b)(c)(d)	5,094,833	5,018,411
		5,202,278
Drug Retail - 1.1%
Blazing Star Parent, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 10.67%, 08/28/2030 ‡(b)(c)	7,900,000	7,900,000

Electric Utilities - 0.4%
Mission Critical Group, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%), 9.17%, 04/17/2030 ‡(b)(c)	620,027	620,027
Mission Critical Group, LLC, Term Loan - First Lien
(SOFR 1 month + 5.50%), 9.17%, 04/17/2030 ‡(b)(c)(d)	2,234,666	2,234,666
		2,854,693
Electrical Components & Equipment - 0.5%
EiKO Global, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 6.50%), 10.20%, 09/03/2030 ‡(b)(c)	3,441,142	3,441,142

Electronic Equipment & Instruments - 0.2%
VeriFone Systems, Inc., 2025-1 Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.18%, 08/18/2028 (e)	1,500,000	1,413,833

Environmental & Facilities Services - 3.1%
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 03/27/2030 ‡(b)(c)	1,708,572	1,708,572
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 03/27/2030 ‡(b)(c)(d)	6,847,518	6,847,519
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 03/27/2030 ‡(b)(c)	427,518	427,519
EnergySolutions (Energy Capital Partners), Initial Term Loan - First Lien
(SOFR 1 month + 3.25%), 6.92%, 09/20/2030 (e)	1,841,947	1,852,686
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.02%, 10/30/2029 ‡(b)(c)	421,757	364,820
SR Landscaping, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.02%, 10/30/2029 ‡(b)(c)(d)	2,641,192	2,284,631
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 10.02%, 10/30/2029 ‡(b)(c)	879,481	760,751
SR Landscaping, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 10.02%, 10/30/2029 ‡(b)(c)	445,109	385,019

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.92%, 07/12/2030 ‡(b)(c)(d)	4,903,111	4,854,080
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.91%, 07/12/2030 ‡(b)(c)	2,359,585	2,335,989
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.92%, 07/12/2030 ‡(b)(c)	160,000	158,400
		21,979,986
Financial Exchanges & Data - 0.4%
Priority Holdings, LLC, 2025-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.75%), 7.42%, 08/02/2032 (e)	2,717,290	2,657,007

Food Distributors - 0.8%
National Convenience Distributors, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.75%), 10.43%, 08/09/2028 ‡(b)(c)(d)	655,436	643,147
National Convenience Distributors, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 6.75%, 1.00% Floor), 10.43%, 08/09/2028 ‡(b)(c)(d)	5,082,353	4,987,059
		5,630,206
Footwear - 0.1%
SHO Holding I Corp., Tranche A Term Loan - First Lien
(SOFR 3 month + 6.50%), 10.46%, 06/30/2029 ‡(b)(c)	534,799	534,799

General Merchandise Stores - 0.7%
1959 Holdings, LLC (Family Dollar), Funding Date Term Loan - First Lien
(SOFR 1 month + 6.50%), 10.17%, 07/05/2030 ‡(b)(c)	5,232,558	5,232,558

Health Care Distributors - 0.7%
Prescott's Inc. (aka Greenjacket), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.45%, 12/30/2030 ‡(b)(c)	1,188,941	1,188,941
Prescott's Inc. (aka Greenjacket), Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.45%, 12/30/2030 ‡(b)(c)(d)	4,011,928	4,011,928
		5,200,869
Health Care Facilities - 1.2%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.06%, 06/08/2029 ‡(b)(c)	40,000	36,600
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.07%, 06/08/2029 ‡(b)(c)(d)	1,771,005	1,620,470
Crisis Prevention Institute, Inc., 2024 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.50% Floor), 7.70%, 04/09/2031 ‡(e)	1,761,289	1,745,332
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.02%, 05/28/2027 ‡(b)(c)(d)	1,945,000	1,940,137
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 9.02%, 05/28/2027 ‡(b)(c)(d)	1,950,000	1,945,125

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 05/28/2027 ‡(b)(c)(d)	1,030,112	1,027,537
		8,315,201
Health Care Services - 12.4%
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.00% PIK), 10.32%, 10/15/2027 ‡(b)(c)(d)	125,837	117,658
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.00% PIK), 10.32%, 10/15/2027 ‡(b)(c)(d)	213,153	199,298
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.00% PIK), 10.32%, 10/15/2027 ‡(b)(c)	600,013	561,012
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.00% PIK), 10.32%, 10/15/2027 ‡(b)(c)(d)	2,076,574	1,941,596
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.60%, 09/29/2028 ‡(b)(c)(d)	1,200,774	1,200,774
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.60%, 09/29/2028 ‡(b)(c)(d)	2,855,166	2,855,166
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.60%, 09/29/2028 ‡(b)(c)	74,531	74,531
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.35%, 12/20/2027 ‡(b)(c)	893,372	893,372
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.35%, 12/20/2027 ‡(b)(c)(d)	2,056,395	2,056,395
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 9.85%, 12/20/2027 ‡(b)(c)(d)	4,634,144	4,634,144
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.05%, 09/16/2027 ‡(b)(c)(d)	878,303	878,303
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.05%, 09/16/2027 ‡(b)(c)	978,409	978,409
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.05%, 09/16/2027 ‡(b)(c)	1,981,294	1,981,294

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.05%, 09/16/2027 ‡(b)(c)(d)	2,166,220	2,166,220
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 9.17%, 03/30/2029 (e)	1,481,108	1,412,607
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 08/20/2029 ‡(b)(c)	74,127	74,127
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 08/20/2029 ‡(b)(c)	1,729,913	1,729,913
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 08/20/2029 ‡(b)(c)(d)	3,176,875	3,176,875
Elevate HD Parent, Inc., Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 08/20/2029 ‡(b)(c)	151,667	151,667
Endo1 Partners, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 10.80%, 05/23/2030 ‡(b)(c)(d)	1,512,403	1,503,408
Endo1 Partners, LLC, Last Out Term Loan - First Lien
(SOFR 1 month + 6.76%, 2.00% Floor, 0.38% PIK), 10.80%, 05/24/2030 ‡(b)(c)(d)	5,706,802	5,649,734
Endo1 Partners, LLC, Revolving Loan - First Lien
(SOFR 1 month + 4.00%, 1.00% Floor), 7.67%, 05/23/2030 ‡(b)(c)	527,632	524,994
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 6 month + 6.00%, 0.50% Floor), 9.73%, 06/28/2029 ‡(b)	4,826,959	3,813,297
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.41%, 05/13/2030 ‡(b)(c)(d)	5,403,750	5,349,712
Global Medical Response, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.17%, 10/01/2032	1,500,000	1,497,187
Houseworks Holdings, Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028 ‡(b)(c)(d)	2,603,590	2,577,554
Houseworks Holdings, Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.19%, 12/15/2028 ‡(b)(c)	268,287	265,604
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028 ‡(b)(c)	725,374	718,121
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/15/2028 ‡(b)(c)(d)	1,649,436	1,632,942
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.28%, 02/28/2029 ‡(b)(c)(d)	8,005,479	7,685,260

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.28%, 02/28/2029 ‡(b)(c)(d)	2,045,215	1,963,407
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.43%, 02/28/2029 ‡(b)(c)	315,401	302,785
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 12/06/2027 ‡(b)(c)(d)	566,512	566,512
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 12/06/2027 ‡(b)(c)(d)	1,690,435	1,690,435
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 12/06/2027 ‡(b)(c)	271,423	271,423
LMSI Buyer, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.60%, 10/25/2027 ‡(b)(c)(d)	2,111,538	1,984,846
LMSI Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.60%, 10/25/2027 ‡(b)(c)	390,516	367,085
(PRIME 3 month + 4.75%, 1.00% Floor), 11.50%, 10/25/2027 ‡(b)(c)	55,788	52,441
Medrina, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.00% Floor), 9.69%, 10/20/2029 ‡(b)(c)(d)	5,383,045	5,383,045
Medrina, LLC, Primary Delayed Draw Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.00% Floor), 9.63%, 10/20/2029 ‡(b)(c)	951,531	951,531
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 06/06/2030 ‡(b)(c)(d)	9,499,383	9,451,886
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 06/06/2030 ‡(b)(c)	1,458,469	1,451,176
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.67%, 06/06/2030 ‡(b)(c)	997,204	992,218
Visante Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.42%, 01/31/2030 ‡(b)(c)(d)	4,877,489	4,877,488
		88,607,452
Health Care Technology - 2.8%
Advantmed Buyer Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 8.20%, 02/14/2031 ‡(b)(c)	1,147,439	1,147,439
Advantmed Buyer Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 8.20%, 02/14/2031 ‡(b)(c)(d)	8,108,571	8,108,571

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 3 month + 6.75%), 10.45%, 04/01/2029 ‡(b)(c)(d)	6,954,839	6,954,839
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.17%, 01/08/2029 ‡(b)(c)	1,035,197	1,035,197
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Initial Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 10.07%, 01/08/2029 ‡(b)(c)(d)	2,773,185	2,773,186
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Revolving Credit Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.17%, 01/08/2029 ‡(b)(c)	258,799	258,799
		20,278,031
Heavy Electrical Equipment - 1.8%
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 07/11/2029 ‡(b)(c)	1,536,493	1,536,493
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 07/11/2029 ‡(b)(c)(d)	6,137,673	6,137,673
Arcline FM Holding, LLC (Fairbanks), 2025-1 New Term Loan - First Lien
(SOFR 3 month + 2.75%), 6.45%, 06/23/2030 (e)	3,380,145	3,389,542
Astro Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 3.25%), 6.95%, 08/30/2032 (e)	1,702,097	1,712,028
		12,775,736
Home Furnishings - 0.6%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan - First Lien
(SOFR 3 month + 3.00%), 6.70%, 01/17/2032 (e)	1,977,450	1,971,478
Thornton Carpet, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 8.42%, 05/15/2031 ‡(b)(c)(d)	2,259,350	2,236,756
		4,208,234
Home Improvement Retail - 1.1%
360 Partners, LLC, Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 8.16%, 08/07/2031 ‡(b)(c)(d)	1,040,870	1,020,052
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.15%, 11/19/2029 ‡(b)(c)(d)	4,984,167	4,971,707
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.18%, 11/19/2029 ‡(b)(c)	1,727,922	1,723,602
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.19%, 11/19/2029 ‡(b)(c)	328,903	328,081
		8,043,442
Hotels, Resorts & Cruise Lines - 0.5%
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 9.17%, 07/10/2026 ‡(e)	3,453,875	3,432,288

Household Products - 0.3%
Lash OpCo, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor, 2.00% PIK), 10.77%, 09/17/2027 ‡(b)(c)(d)	2,099,372	1,961,047

See Notes to Consolidated Schedule of Investments.

(Continued)

10

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Human Resource & Employment Services - 1.8%
Danforth Health, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/09/2027 ‡(b)(c)	675,892	675,892
Danforth Health, Inc., First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/09/2027 ‡(b)(c)(d)	954,576	954,576
Danforth Health, Inc., Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/09/2027 ‡(b)(c)(d)	1,888,294	1,888,294
Danforth Health, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 12/09/2027 ‡(b)(c)(d)	1,210,316	1,210,316
Danforth Health, Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.17%, 12/09/2027 ‡(b)(c)	41,667	41,667
Danforth Health, Inc., Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 12/09/2027 ‡(b)(c)(d)	7,155,203	7,155,203
Triple Crown Consulting, LLC, Term A Loan - First Lien
(SOFR 1 month + 6.50%, 1.50% Floor), 10.27%, 06/02/2028 ‡(b)(c)(d)	1,082,428	1,082,428
		13,008,376
Industrial Machinery - 0.8%
BCP VI Summit Holdings LP (Nvent Thermal), Initial Term Loan - First Lien
(SOFR 1 month + 3.00%), 6.67%, 01/30/2032 (e)	1,990,000	1,991,244
Dynamo US Bidco Inc. (Innomotics), Facility B1 (USD) - First Lien
(SOFR 1 month + 3.25%), 6.92%, 09/30/2031 (e)	1,236,270	1,084,827
TK Elevator Midco GmbH (Vertical MidCo), Facility B (USD) - First Lien
(SOFR 6 month + 2.75%), 6.38%, 04/30/2030 (e)	2,970,112	2,979,810
		6,055,881
Insurance Brokers - 3.5%
Alera Group, Inc., 2026-1 New Term Loan - First Lien
(SOFR 1 month + 2.75%), 6.42%, 05/30/2032 (e)	1,312,734	1,275,957
CFC Bidco 2022 Ltd., Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.16%, 07/01/2032 (e)	4,000,000	3,840,000
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.00%, 1.00% Floor, 1.33% PIK), 9.85%, 08/02/2026 ‡(b)(c)(d)	1,210,659	1,174,339
The Mutual Group, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.45%, 01/31/2030 ‡(b)(c)(d)	4,772,727	4,772,727
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 08/08/2031 ‡(b)(c)	5,320,902	5,320,902
Tricor, LLC, Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 08/08/2031 ‡(b)(c)(d)	1,795,028	1,795,028
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.09%, 08/08/2031 ‡(b)(c)(d)	704,064	704,064

See Notes to Consolidated Schedule of Investments.

(Continued)

11

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 9.02%, 08/08/2031 ‡(b)(c)(d)	1,880,828	1,880,828
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.25%, 1.00% Floor), 9.08%, 09/13/2028 ‡(b)(c)	281,141	281,141
XPT Partners, LLC, 2024 Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.06%, 09/13/2028 ‡(b)(c)	113,094	113,094
XPT Partners, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 4.50%, 1.00% Floor), 9.06%, 09/13/2028 ‡(b)(c)(d)	4,219,976	4,219,976
		25,378,056
Integrated Telecommunication Services - 0.2%
Orion US Finco, Initial Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.15%, 10/08/2032 (e)	1,500,000	1,487,813

Interactive Media & Services - 0.7%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 3.00%, 1.00% Floor, 5.00% PIK), 11.85%, 08/03/2027 ‡(b)(c)(d)	4,233,978	3,958,769
Ingenio LLC, Term Loan - First Lien
(SOFR 3 month + 3.00%, 1.00% Floor, 5.00% PIK), 11.85%, 08/03/2027 ‡(b)(c)(d)	1,380,577	1,290,839
		5,249,608
Internet & Direct Marketing Retail - 1.4%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.17%, 02/14/2029 ‡(b)(c)	3,300,000	3,300,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 9.67%, 05/17/2027 ‡(b)(c)	6,755,991	6,755,991
		10,055,991
Internet Services & Infrastructure - 0.3%
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.75%, 11/16/2027 ‡(b)(c)(d)	2,240,431	2,240,431

IT Consulting & Other Services - 5.2%
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.57%, 11/05/2027 ‡(b)(c)(d)	121,023	121,023
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.57%, 11/05/2027 ‡(b)(c)(d)	352,709	352,709
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.57%, 11/05/2027 ‡(b)(c)(d)	185,442	185,442
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 8.57%, 11/05/2027 ‡(b)(c)(d)	342,977	342,977
Argano, LLC, 2025 Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.17%, 09/13/2029 ‡(b)(c)	2,028,386	2,028,386
Argano, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.18%, 09/13/2029 ‡(b)(c)(d)	7,658,870	7,658,870

See Notes to Consolidated Schedule of Investments.

(Continued)

12

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asurion, LLC, New B-10 Term Loan - First Lien
(SOFR 1 month + 4.00%), 7.77%, 08/19/2028 (e)	2,635,375	2,637,299
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 9.45%, 04/14/2028 ‡(b)(c)	169,792	167,669
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 9.45%, 04/14/2028 ‡(b)(c)(d)	2,358,889	2,329,403
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.46%, 10/22/2026 ‡(b)(c)(d)	1,860,104	1,860,104
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.95%, 03/11/2031 ‡(b)(c)(d)	10,218,542	10,065,264
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 10.27%, 07/01/2026 ‡(b)(c)(d)	1,434,133	1,348,085
Unified Patents, LLC, Term A Loan - First Lien
(SOFR 6 month + 4.75%), 8.35%, 12/23/2027 ‡(b)(c)(d)	8,270,339	8,249,663
		37,346,894
Leisure Facilities - 0.9%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.31%, 07/27/2028 ‡(b)(c)	1,266,444	1,165,128
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.32%, 07/27/2028 ‡(b)(c)(d)	2,855,760	2,627,300
Bandon Fitness Texas, Inc., Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 0.50% PIK), 10.32%, 07/27/2028 ‡(b)(c)	244,568	225,002
Peninsula Pacific Entertainment Development, LLC, Closing Date Term B Facility Loan - First Lien
(SOFR 3 month + 4.75%), 8.45%, 10/01/2032 ‡	2,379,747	2,378,260
		6,395,690
Managed Health Care - 0.3%
LBH Services, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.28%, 03/28/2028 ‡(b)(c)	311,061	225,520
LBH Services, LLC, Revolving Loan - First Lien
(SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.35%, 03/28/2028 ‡(b)(c)	776,499	562,962
LBH Services, LLC, Term Loan - First Lien
(SOFR 3 month + 7.75%, 1.00% Floor, 0.75% PIK), 12.46%, 03/28/2028 ‡(b)(c)(d)	1,494,856	1,083,770
		1,872,252
Metal & Glass Containers - 0.5%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan - First Lien
(SOFR 1 month + 3.25%), 6.92%, 12/11/2030 (e)	2,977,444	2,937,739
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan - First Lien
(SOFR 1 month + 3.25%), 6.92%, 04/01/2032	989,869	927,136
		3,864,875

See Notes to Consolidated Schedule of Investments.

(Continued)

13

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Multi-Sector Holdings - 0.4%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien
(SOFR 1 month + 6.00%), 9.76%, 06/29/2027 (b)(e)	2,932,500	2,733,090

Packaged Foods & Meats - 0.1%
Aspire Bakeries Holdings LLC, Third Amendment Refinancing Term Loan - First Lien
(SOFR 1 month + 3.00%), 6.67%, 12/23/2030 (e)	990,000	992,475

Paper Packaging - 1.4%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	764,544	764,003
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	331,179	331,055
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	478,927	478,747
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	2,122,807	2,122,364
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)	728,976	728,976
Advanced Web Technologies (AWT), Fourth Amendment Incremental Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	1,575,332	1,575,004
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	1,574,453	1,574,125
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor, 2.25% PIK), 10.24%, 12/17/2027 ‡(b)(c)(d)	879,168	878,985
Golden West Packaging Group LLC, Term B-1 Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.03%, 06/27/2031	2,739,471	1,794,353
		10,247,612
Paper Products - 1.1%
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%), 9.67%, 12/29/2027 ‡(b)(c)	2,350,030	2,350,030
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 9.78%, 12/29/2027 ‡(b)(c)	584,577	584,577
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 9.93%, 12/29/2027 ‡(b)(c)	4,800,000	4,800,000
		7,734,607
Pharmaceuticals - 2.2%
Alvogen Pharma US, Inc., Loan - Second Lien
(SOFR 3 month + 2.50%, 8.00% PIK), 14.20%, 03/01/2029 ‡	2,536,161	1,686,547

See Notes to Consolidated Schedule of Investments.

(Continued)

14

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien
(SOFR 3 month + 4.00%, 3.25% Floor), 7.70%, 12/30/2027 ‡(b)(c)(d)	1,411,173	1,411,173
Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien
(SOFR 3 month + 9.20%, 3.25% Floor), 12.90%, 12/30/2027 ‡(b)(c)(d)	4,797,130	4,797,130
Syner-G Intermediate Holdings, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.97%, 09/17/2030 ‡(b)(c)	143,713	133,653
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.95%, 09/17/2030 ‡(b)(c)(d)	8,540,599	7,942,757
		15,971,260
Railroads - 0.3%
Beacon Mobility Corp., 2026 Refinancing Delayed Draw Term Loan - First Lien
0.00%, 08/06/2030 (e)	68,396	68,578
Beacon Mobility Corp., 2026 Refinancing Term Loan - First Lien
(SOFR 3 month + 2.75%), 6.45%, 08/06/2030 (e)(g)	1,906,024	1,911,094
		1,979,672
Real Estate Development - 1.4%
841 Prudential MOB LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 2.50% Floor), 10.17%, 10/09/2027 ‡(b)(c)	9,837,838	9,837,838

Real Estate Services - 1.4%
Avison Young (Canada) Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 8.50%), 12.43%, 12/12/2027 ‡	504,217	479,006
Avison Young (Canada) Inc., First Out Term Loan - First Lien
(SOFR 3 month + 6.25%), 10.18%, 03/12/2028	7,879,996	7,121,547
Avison Young (Canada) Inc., Initial Term Loan - First Lien
(SOFR 3 month + 8.50%), 12.43%, 12/12/2027 ‡	1,355,041	1,287,289
Avison Young (Canada) Inc., Second-Out Term Loan - First Lien
(SOFR 3 month + 7.50%, 2.00% Floor), 11.44%, 03/12/2029 ‡	1,757,237	707,288
Avison Young (Canada) Inc., Third-Out Term Loan - First Lien
(SOFR 3 month + 7.50%, 2.00% Floor), 11.39%, 03/12/2029	579,940	125,652
		9,720,782
Research & Consulting Services - 6.5%
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.92%, 08/31/2027 ‡(b)(c)	300,545	300,545
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 8.91%, 08/31/2026 ‡(b)(c)	47,249	47,250
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.94%, 08/31/2027 ‡(b)(c)	3,151,468	3,151,468
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.93%, 08/31/2027 ‡(b)(c)(d)	3,244,850	3,244,850

See Notes to Consolidated Schedule of Investments.

(Continued)

15

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Eisner Advisory Group LLC, February 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 7.67%, 02/28/2031 (e)	1,971,362	1,882,651
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.42%, 07/11/2029 ‡(b)(c)	533,784	528,446
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 9.45%, 07/11/2029 ‡(b)(c)(d)	9,875,000	9,776,250
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.66%, 05/01/2031 ‡(b)(c)	1,306,800	1,296,999
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 8.66%, 05/01/2031 ‡(b)(c)(d)	6,270,000	6,222,975
Motus Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 3.75%, 0.50% Floor), 7.45%, 12/11/2028 (e)	989,975	935,526
PRGX Global, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.16%, 12/20/2030 ‡(b)(c)(d)	3,126,316	3,079,421
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 8.42%, 07/01/2030 ‡(b)(c)(d)	9,400,163	9,400,163
Strategy Corps., LLC, Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.17%, 06/28/2030 ‡(b)(c)	299,406	294,167
Strategy Corps., LLC, Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 9.17%, 06/28/2030 ‡(b)(c)(d)	6,463,816	6,350,699
		46,511,410
Restaurants - 0.4%
Cooper's Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.17%, 07/29/2031 ‡(b)	2,425,496	2,431,560
Cooper's Hawk Intermediate Holding, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 07/29/2031 ‡(b)	126,316	126,631
		2,558,191
Security & Alarm Services - 1.8%
LSF12 Crown US Commercial Bidco, LLC (Kidde Global Solutions), 2026 Refinancing Term Loan - First Lien
(SOFR 1 month + 3.00%), 6.67%, 12/02/2031 (e)	2,619,287	2,625,181
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.20%, 12/31/2029 ‡(b)(c)(d)	10,281,684	10,281,684
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 9.36%, 12/31/2029 ‡(b)(c)	241,937	241,937
		13,148,802

See Notes to Consolidated Schedule of Investments.

(Continued)

16

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Consumer Services - 2.8%
Case Works, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.97%, 10/01/2029 ‡(b)(c)	748,804	718,852
Case Works, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 8.94%, 10/01/2029 ‡(b)(c)	455,603	437,379
Case Works, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 8.95%, 10/01/2029 ‡(b)(c)(d)	4,988,405	4,788,869
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 9.85%, 10/14/2027 ‡(b)(c)(d)	4,043,372	4,043,372
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 9.66%, 11/15/2030 ‡(b)(c)	895,682	857,615
Mammoth Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 9.70%, 11/15/2030 ‡(b)(c)(d)	3,563,636	3,412,182
Owl Vans, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 8.92%, 12/31/2030 ‡(b)(c)	480,000	468,000
Owl Vans, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 8.92%, 12/31/2030 ‡(b)(c)(d)	3,033,600	2,957,760
Thermostat Purchaser III, Inc., Initial Term B-1 Loan - First Lien
(SOFR 3 month + 4.25%), 7.95%, 08/31/2028 (e)	2,209,248	2,166,941
		19,850,970
Specialized Finance - 0.4%
Apex Group Treasury Ltd., 2025 Refinancing USD Term Loan - First Lien
(SOFR 3 month + 3.50%), 7.17%, 02/27/2032 (e)	729,446	666,834
Berkeley Research Group Holdings, LLC, Term Loan B - First Lien
(SOFR 3 month + 3.25%), 6.95%, 05/01/2032 (e)	1,765,703	1,721,561
iLending LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 10.35%, 12/21/2028 ‡(b)(c)	5,255	5,255
iLending LLC, Term A Loan - First Lien
(SOFR 1 month + 1.00%, 1.00% Floor, 5.00% PIK), 9.77%, 12/21/2028 ‡(b)(c)(d)	653,237	457,266
iLending LLC, Term B Loan - First Lien
0.00%, 12/21/2028 ‡(b)(c)(d)	647,554	—
		2,850,916
Specialty Chemicals - 0.2%
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 3 month + 5.00%), 8.67%, 07/07/2028 (e)	2,602,910	1,013,131
RLG Holdings, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 3 month + 4.25%, 0.75% Floor), 8.18%, 07/07/2028 (e)	893,985	342,906
		1,356,037
Specialty Stores - 0.2%
Great Outdoors Group, LLC (Bass Pro Group), Term B-3 Loan - First Lien
(SOFR 1 month + 3.25%), 6.92%, 01/23/2032 (e)	1,484,963	1,484,406

Systems Software - 0.3%
Perforce Software, Inc., 2024-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.75%), 8.42%, 06/29/2029	2,969,925	2,008,887

See Notes to Consolidated Schedule of Investments.

(Continued)

17

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc., 2025 Incremental Term Loan - First Lien
(SOFR 1 month + 3.25%), 6.92%, 10/11/2030 (e)	1,970,100	1,983,644

Trucking - 1.3%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.25% PIK), 10.56%, 02/03/2028 ‡(b)(c)(d)	3,341,051	2,338,736
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 2.50%, 1.00% Floor, 4.25% PIK), 10.56%, 02/03/2028 ‡(b)(c)(d)	632,271	442,590
A&R Logistics Holdings, Inc., Tranche B Revolving Loan - First Lien
(SOFR 3 month + 7.75%, 1.00% Floor, 7.75% PIK), 19.20%, 06/29/2026 ‡(b)(c)	35,508	35,508
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term B Loan - First Lien
(SOFR 3 month + 2.25%), 5.95%, 08/15/2030 ‡(e)	2,149,274	2,145,018
First Student Bidco Inc. (First Transit Parent Inc.), Initial Term C Loan - First Lien
(SOFR 3 month + 2.25%), 5.95%, 08/15/2030 ‡(c)(e)	393,264	394,984
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 10.80%, 01/28/2030	5,000,000	4,295,650
		9,652,486
Water Utilities - 0.8%
Waste Resource Management, Inc., Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.42%, 12/28/2029 ‡(b)(c)	1,538,290	1,538,290
Waste Resource Management, Inc., Revolving Credit Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.43%, 12/28/2029 ‡(b)(c)	62,072	62,072
Waste Resource Management, Inc., Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 9.42%, 12/28/2029 ‡(b)(c)(d)	4,136,495	4,136,496
		5,736,858
Total Senior Loans (Cost $598,818,365)		578,997,571

Investments	Shares	Value ($)
Common Stocks - 0.9%

Commodity Chemicals - 0.0%
A&A Global Imports LLC, Class A *‡(b)(c)(d)	41	—

Healthcare & Pharmaceuticals - 0.0%(f)
WHF Equity Consideration LLC *‡(b)(c)(d)	9	21,178

IT Services - 0.8%
Solugenix Lenders I LLC *‡(b)(c)	6,155,556	6,155,556

Real Estate Services - 0.1%
Avison Young-Investments LLC (Canada) *‡(d)	1,236	68
Avison Young-Investments LLC, Preference (Canada) *‡(d)	1,950,816	487,704
		487,772
Transportation Infrastructure - 0.0%(f)
Limetree Bay Cayman *‡(c)	1,430	14

Total Common Stocks (Cost $7,252,659)		6,664,520

See Notes to Consolidated Schedule of Investments.

(Continued)

18

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

March 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds - 0.2%

Entertainment - 0.2%
Allen Media LLC
10.50%, 02/15/2028 (h) (Cost $2,795,306)	2,817,000	1,140,913

Investments	Number of Warrants	Value ($)
Warrants - 0.0%(f)

Apparel Retail - 0.0%(f)
Xcel Brands, Inc., expiring 12/12/2034*‡(b)(c)
	5,751	1,955

Interactive Media & Services - 0.0%
Ingenio LLC, expiring 3/28/2030*‡(b)(c)(d)
	78	—

Total Warrants (Cost –)		1,955

Investments	Shares	Value ($)
Short-Term Investments - 12.4%

Investment Companies - 12.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 3.61% (i)
(Cost $89,143,123)	89,143,123	89,143,123

Total Investments - 94.4% (Cost $698,009,453)		675,948,082
Credit Facility^ - (0.1)% (Cost $(487,086))		(487,086)
Other assets less liabilities - 5.7%		40,571,121
Net Assets - 100.0%		716,032,117

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Total borrowings of $3,350,000, net of unamortized deferred financing costs of $2,862,914.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2026. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at March 31, 2026 amounted to $476,091,172, which represents approximately 66.49% of net assets of the Fund.

19

					Carrying Value
					Per
Restricted Securities	Acquisition Date			Cost	Share/Principal
1959 Holdings, LLC (Family Dollar), Funding Date Term Loan - First Lien	11/12/25			$5,185,160	100.00
360 Partners, LLC, Term Loan - First Lien	08/07/25			1,037,547	98.00
841 Prudential MOB LLC, Term Loan - First Lien	10/09/24			9,758,564	100.00
A&A Global Imports LLC	02/15/24			-	0.00
A&A Global Imports, LLC, First Out Term Loan - First Lien	06/01/21	-	10/19/22	1,090,989	0.00
A&A Global Imports, LLC, Last Out Term Loan - First Lien	06/01/21	-	10/19/22	1,263,829	0.00
A&A Global Imports, LLC, New Revolving Loan - First Lien	02/14/24	-	02/05/26	68,055	81.18
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien	07/06/22	-	01/02/06	3,340,413	70.00
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien	08/01/22			631,241	70.00
A&R Logistics Holdings, Inc., Tranche B Revolving Loan - First Lien	02/05/26	-	03/19/26	34,229	100.00
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien	03/14/24	-	07/02/24	763,569	99.93
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien	05/09/23			329,101	99.96
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	02/13/24			478,928	99.96
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien	10/18/22	-	07/02/24	2,113,069	99.98
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan - First Lien	03/24/25	-	09/08/25	720,283	100.00
Advanced Web Technologies (AWT), Fourth Amendment Incremental Term Loan - First Lien	07/02/24			1,560,890	99.98
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	02/13/24	-	07/02/24	1,573,819	99.98
Advanced Web Technologies (AWT), Term Loan - First Lien	02/05/21	-	07/02/24	874,911	99.98
Advantmed Buyer Inc., Delayed Draw Term Loan - First Lien	03/21/25			1,143,101	100.00
Advantmed Buyer Inc., Initial Term Loan - First Lien	02/14/25			8,017,781	100.00
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien	12/01/25	-	12/30/25	219,070	89.00
Air Buyer Inc. (Condata Global), Term Loan - First Lien	07/23/24			3,236,174	89.00
Air Conditioning Specialist, Inc., Closing Date Term Loan - First Lien	11/19/24			4,920,201	99.75
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien	11/29/24	-	08/22/25	1,707,052	99.75
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	02/27/25	-	12/19/25	324,576	99.75
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien	02/03/23			119,627	100.00
Alpine SG, LLC (ASG), Initial Term Loan - First Lien	11/05/21			350,762	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien	05/13/22			184,008	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien	11/24/21			340,306	100.00
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan A - First Lien	03/14/22	-	02/17/26	125,837	93.50
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan B - First Lien	03/14/22	-	02/17/26	213,154	93.50
Anne Arundel Dermatology Management, LLC, Delayed Draw Term Loan C - First Lien	11/09/21	-	11/09/23	598,561	93.50
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien	02/05/21	-	03/14/22	2,070,748	93.50
Apella Capital, LLC, Delayed Draw Term Loan - First Lien	08/30/24	-	12/27/24	244,934	100.00
Apella Capital, LLC, First Amendment Delayed Draw Term Loan - First Lien	12/27/24	-	06/03/25	290,092	100.00
Apella Capital, LLC, First Amendment Term Loan - First Lien	12/04/24			576,109	100.00
Apella Capital, LLC, Initial Term Loan - First Lien	03/01/24			1,232,036	100.00
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan - First Lien	06/03/25	-	06/27/25	981,263	100.00
Apella Capital, LLC, Second Amendment Term Loan - First Lien	03/06/25			971,641	100.00
Apella Capital, LLC, Third Amendment Delayed Draw Loan - First Lien	06/27/25	-	09/09/25	342,099	100.00
AppHub LLC, Delayed Draw Term Loan - First Lien	10/04/22	-	04/02/24	362,286	98.50
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien	08/29/24			2,012,088	98.50
AppHub LLC, Revolving Credit Loan - First Lien	09/25/25			102,086	98.50
AppHub LLC, Term Loan - First Lien	09/29/22			2,613,872	98.50
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	04/08/25	-	02/27/26	1,529,768	100.00
APS Acquisition Holdings, LLC, Initial Term Loan - First Lien	07/10/24			6,067,927	100.00
Argano, LLC, 2025 Delayed Draw Term Loan - First Lien	04/03/25	-	12/31/25	2,011,580	100.00
Argano, LLC, Initial Term Loan - First Lien	09/13/24	-	04/10/25	7,554,243	100.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien	12/13/24	-	07/21/25	2,889,484	93.20

20

Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	07/01/22	-	10/31/25	1,262,284	92.00
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien	07/27/22	-	10/31/25	2,837,756	92.00
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	04/23/25			243,371	92.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	02/13/24			1,198,098	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien	09/30/22			2,835,093	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	09/30/22			74,009	100.00
Blazing Star Parent, LLC, Closing Date Term Loan - First Lien	11/12/25			7,791,839	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien	05/31/24			891,043	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien	04/19/24			2,040,330	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien	12/21/21	-	02/13/24	4,602,768	100.00
Case Works, LLC, Delayed Draw Term Loan - First Lien	12/13/24	-	09/26/25	746,087	96.00
Case Works, LLC, Revolving Loan - First Lien	12/11/24	-	12/30/25	451,491	96.00
Case Works, LLC, Term Loan - First Lien	10/01/24			4,942,221	96.00
Catawba Nation Gaming Authority, Initial Term B Loan - First Lien	12/16/24	-	07/21/25	4,579,410	101.81
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	08/31/21			300,135	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	12/16/22			47,165	100.00
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan - First Lien	08/30/24	-	02/11/26	3,141,421	100.00
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien	08/31/21	-	08/09/24	3,227,189	100.00
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien	04/11/25	-	02/19/26	1,696,966	100.00
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan - First Lien	03/27/25			6,763,070	100.00
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien	05/13/25	-	03/31/26	422,228	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche A Term Loan - First Lien	06/15/22			875,728	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche B Term Loan - First Lien	09/30/22			972,496	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Delayed Draw Tranche C Term Loan - First Lien	03/19/24	-	08/04/25	1,969,130	100.00
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Initial Term Loan - First Lien	09/16/21			2,151,433	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	09/02/25	-	03/03/26	39,465	91.50
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien	11/24/21	-	06/09/22	1,760,308	91.50
Cooper's Hawk Intermediate Holding, LLC, Closing Date Initial Term Loan - First Lien	07/28/25			2,393,825	100.25
Cooper's Hawk Intermediate Holding, LLC, Delayed Draw Term Loan - First Lien	12/23/25			125,368	100.25
Danforth Health, Inc., Delayed Draw Term Loan - First Lien	10/24/24			673,987	100.00
Danforth Health, Inc., First Amendment Incremental Term Loan - First Lien	12/01/22			947,980	100.00
Danforth Health, Inc., Fourth Amendment Incremental Term Loan - First Lien	08/30/24			1,864,693	100.00
Danforth Health, Inc., Initial Term Loan - First Lien	05/13/22			1,203,524	100.00
Danforth Health, Inc., Revolving Credit Loan - First Lien	02/26/26			41,320	100.00
Danforth Health, Inc., Second Amendment Incremental Term Loan - First Lien	05/24/24			7,099,541	100.00
Data Driven Intermediate, LLC, Term Loan - First Lien	05/01/25			2,441,139	100.00
EiKO Global, LLC, Revolving Credit Loan - First Lien	09/02/25	-	09/09/25	3,378,561	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien	12/01/23			73,883	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	08/09/24	-	02/13/26	1,721,634	100.00
Elevate HD Parent, Inc., Initial Term Loan - First Lien	08/18/23			3,139,695	100.00
Elevate HD Parent, Inc., Revolving Loan - First Lien	02/24/26	-	03/19/26	149,276	100.00
Eliassen Group, LLC, Initial Delayed Draw Term Loan - First Lien	03/31/22	-	09/29/23	169,652	98.75
Eliassen Group, LLC, Initial Term Loan - First Lien	08/03/22			2,348,477	98.75
Endo1 Partners, LLC, Initial Term Loan - First Lien	05/23/25			1,492,313	99.41
Endo1 Partners, LLC, Last Out Term Loan - First Lien	05/23/25			5,595,115	99.00
Endo1 Partners, LLC, Revolving Loan - First Lien	05/23/25	-	12/15/25	517,839	99.50
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan - First Lien	12/20/24			4,352,695	100.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien	03/20/23			1,376,869	100.00
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien	06/27/22	-	09/15/23	4,677,170	79.00
Everlane, Inc., Term Loan - First Lien	10/07/22			3,286,578	100.00
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien	05/13/24			5,323,144	99.00
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien	12/18/23			6,816,213	100.00
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Delayed Draw Term Loan - First Lien	01/22/26			1,027,733	100.00

21

HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Initial Term Loan - First Lien	01/08/24			2,743,024	100.00
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Revolving Credit Loan - First Lien	01/27/26			255,070	100.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	07/11/24			527,012	99.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan - First Lien	07/11/24			9,768,831	99.00
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien	05/01/25			1,302,483	99.25
HFW Cos., LLC (fka HFW Holdings, LLC), Term A Loan - First Lien	05/01/25			6,208,614	99.25
Houseworks Holdings, Fourth Amendment Term Loan - First Lien	05/28/24			2,569,154	99.00
Houseworks Holdings, Revolving Loan - First Lien	12/31/24	-	03/02/26	263,390	99.00
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	08/02/24	-	02/28/25	716,006	99.00
Houseworks Holdings, Third Amendment Term Loan - First Lien	09/01/23			1,621,075	99.00
Hydrofarm Holdings Group, Inc., Term Loan - First Lien	12/10/21	-	03/18/22	1,104,185	42.00
iLending LLC, Revolving Loan - First Lien	03/03/26			5,227	100.00
iLending LLC, Term A Loan - First Lien	05/16/25			616,363	70.00
iLending LLC, Term B Loan - First Lien	05/16/25			609,363	0.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien	02/29/24	-	07/15/24	7,925,272	96.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	02/29/24	-	07/15/24	2,031,991	96.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	10/03/25			311,412	96.00
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien	10/22/21	-	05/06/22	1,855,812	100.00
Ingenio LLC	03/28/25			-	0.00
Ingenio LLC, First Amendment Term Loan - First Lien	04/28/22			4,227,288	93.50
Ingenio LLC, Term Loan - First Lien	08/03/21			1,378,922	93.50
IPM MSO Management, LLC, Closing Date Term Loan - First Lien	12/10/21			762,115	97.00
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien	06/15/22			91,619	97.00
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien	05/10/22			209,734	97.00
Irving Parent, Corp. (Quisitive), Initial Term Loan - First Lien	03/11/25			10,088,053	98.50
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien	05/17/22	-	09/27/24	6,739,646	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien	07/27/22	-	09/11/23	4,018,401	100.00
Lash OpCo, LLC, Initial Term Loan - First Lien	02/05/21			2,088,363	93.41
LBH Services, LLC, Delayed Draw Term Loan - First Lien	03/28/22			309,026	72.50
LBH Services, LLC, Revolving Loan - First Lien	03/28/22	-	02/17/23	775,418	72.50
LBH Services, LLC, Term Loan - First Lien	03/28/22			1,486,889	72.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	02/13/24			566,513	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien	12/10/21			1,679,551	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	01/23/23	-	01/26/26	269,364	100.00
LMSI Buyer, LLC, Initial Term Loan - First Lien	12/10/21	-	11/09/23	2,103,426	94.00
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	10/25/21	-	01/05/26	443,479	94.00
MAG DS Corp., Initial Term Loan - First Lien	02/05/21	-	01/07/26	1,929,356	99.84
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	11/14/23			889,407	95.75
Mammoth Holdings, LLC, Initial Term Loan - First Lien	11/14/23			3,510,191	95.75
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien	04/08/21			1,433,958	94.00
McHale & McHale Landscape Design, LLC, Closing Date Term Loan - First Lien	07/16/25			2,476,733	99.50
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan - First Lien	12/01/25			283,270	99.50
Medrina, LLC, Initial Term Loan - First Lien	10/20/23			5,312,740	100.00
Medrina, LLC, Primary Delayed Draw Term Loan - First Lien	01/22/25			947,337	100.00
Mission Critical Group, LLC, Delayed Draw Term Loan - First Lien	11/03/25			617,159	100.00
Mission Critical Group, LLC, Term Loan - First Lien	06/18/25			2,214,078	100.00
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien	06/06/24			9,391,337	99.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	06/06/24			1,453,386	99.50
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	12/30/24	-	10/22/25	989,034	99.50
Montana Buyer Inc., Initial Term Loan - First Lien	06/15/22			2,578,376	99.75
National Convenience Distributors, LLC, Delayed Draw Term Loan - First Lien	10/08/25			643,726	98.12
National Convenience Distributors, LLC, Initial Term Loan - First Lien	10/08/25			4,992,223	98.12
Nephron Pharmaceuticals, LLC, FO Term Loan - First Lien	01/31/25			1,399,409	100.00

22

Nephron Pharmaceuticals, LLC, LO Term Loan - First Lien	01/31/25			4,737,122	100.00
Newcleus, LLC, Initial Term Loan - First Lien	08/02/21	-	08/04/21	1,208,687	97.00
Owl Vans, LLC, Revolving Loan - First Lien	09/26/25	-	02/25/26	473,998	97.50
Owl Vans, LLC, Term Loan - First Lien	12/31/24			3,001,873	97.50
Penney Holdings LLC (Catalyst Brands), Initial Term Loan - First Lien	11/12/25			5,861,475	100.00
Prescott's Inc. (aka Greenjacket), Delayed Draw Term Loan - First Lien	10/24/25			1,184,792	100.00
Prescott's Inc. (aka Greenjacket), Term Loan - First Lien	12/30/24			3,976,195	100.00
PRGX Global, Inc., Initial Term Loan - First Lien	02/20/25			3,099,686	98.50
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien	06/30/23			1,931,986	99.75
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien	02/13/24			1,945,918	99.75
Quorum Health Resources (QHR), Term Loan - First Lien	05/28/21			1,026,775	99.75
R.L. James, Inc. (HH Restore Acquisition), Closing Date Term Loan - First Lien	12/15/23			929,055	100.00
R.L. James, Inc. (HH Restore Acquisition), Delayed Draw Term Loan - First Lien	12/15/23	-	08/07/25	876,960	100.00
R.L. James, Inc. (HH Restore Acquisition), First Amendment Incremental Term Loan - First Lien	08/07/25			305,209	100.00
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan - First Lien	01/16/26			72,989	100.00
R.L. James, Inc. (HH Restore Acquisition), Third Amendment Incremental Term Loan - First Lien	01/16/26			2,088,322	100.00
Rachel Zoe Creations, LLC, Term Loan - First Lien	12/15/25			4,684,990	97.94
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan - First Lien	10/11/24			2,336,347	100.00
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	10/28/24	-	01/29/26	580,492	100.00
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien	11/23/21			4,765,325	100.00
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien	07/01/24			9,288,963	100.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien	11/18/22			3,188,462	100.00
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan - First Lien	04/09/25			3,165,919	100.00
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien	08/01/25	-	03/13/26	1,562,473	100.00
SHO Holding I Corp., Tranche A Term Loan - First Lien	04/05/24			533,382	100.00
Solugenix Lenders I LLC	12/16/24			6,124,778	1.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	08/20/24	-	08/14/25	420,205	86.50
SR Landscaping, LLC, Closing Date Term Loan - First Lien	10/30/23			2,614,931	86.50
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien	10/30/23			876,851	86.50
SR Landscaping, LLC, Revolving Loan - First Lien	10/30/23	-	08/20/25	440,423	86.50
Strategy Corps., LLC, Revolving Credit Loan - First Lien	03/14/25	-	01/09/26	295,895	98.25
Strategy Corps., LLC, Term Loan - First Lien	06/28/24			6,397,784	98.25
Streetmasters Intermediate, Inc., Revolving Loan - First Lien	04/17/25			184,707	98.50
Streetmasters Intermediate, Inc., Term Loan - First Lien	04/17/25			5,040,567	98.50
SuperHero Fire Protection, LLC, Eleventh Amendment Incremental Term Loan - First Lien	07/31/25			10,139,783	100.00
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	09/01/21	-	12/26/25	241,068	100.00
Syner-G Intermediate Holdings, LLC, Revolving Loan - First Lien	09/17/24			142,096	93.00
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien	09/17/24			8,464,215	93.00
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien	11/16/21			2,227,954	100.00
The Mutual Group, LLC, Term Loan - First Lien	01/31/24			4,723,343	100.00
Thornton Carpet, LLC, Closing Date Term Loan - First Lien	05/15/25			2,236,793	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien	07/12/24			4,845,800	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	07/17/25	-	02/02/26	2,327,214	99.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien	03/09/26			157,628	99.00
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan - First Lien	01/02/25	-	04/04/25	5,306,404	100.00
Tricor, LLC, Amendment No.3 Incremental Term Loan - First Lien	07/05/24			1,787,197	100.00
Tricor, LLC, Delayed Draw Term Loan - First Lien	02/13/24			704,065	100.00
Tricor, LLC, Term Loan - First Lien	10/22/21			1,877,326	100.00
Triple Crown Consulting, LLC, Term A Loan - First Lien	06/02/23			1,073,173	100.00
TriStrux, LLC, Delayed Draw Term Loan - First Lien	02/13/24			326,852	40.00
TriStrux, LLC, Initial Term Loan - First Lien	12/23/21			930,430	40.00
TriStrux, LLC, Revolving Loan - First Lien	12/23/21	-	12/23/25	365,476	38.23
TriStrux, LLC, Senior Delayed Draw Term Loan - First Lien	01/21/26	-	01/30/26	35,786	100.00

23

TriStrux, LLC, Tenth Amendment Senior Delayed Draw Term Loan - First Lien	02/06/26	-	02/26/26	54,161	100.00
Unified Patents, LLC, Term A Loan - First Lien	12/23/24			8,232,451	99.75
Violet Utility Buyer, LLC (Vannguard), Initial Term Loan - First Lien	07/24/25			3,927,105	98.88
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan - First Lien	03/17/26			240,083	98.88
Visante Acquisition, LLC, Initial Term Loan - First Lien	01/31/24			4,826,734	100.00
Waste Resource Management, Inc., Delayed Draw Term Loan - First Lien	12/28/23	-	05/19/25	1,532,951	100.00
Waste Resource Management, Inc., Revolving Credit Loan - First Lien	03/26/26			61,231	100.00
Waste Resource Management, Inc., Term Loan - First Lien	12/28/23			4,093,891	100.00
WHF Equity Consideration LLC	01/01/26			-	2488.36
Xcel Brands, Inc.	03/25/25			-	0.34
Xcel Brands, Inc., Intial Term Loan A - First Lien	12/17/24	-	01/28/25	902,452	100.00
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	12/10/24	-	03/16/26	279,591	100.00
XPT Partners, LLC, 2024 Revolving Loan - First Lien	12/10/24	-	08/15/25	111,929	100.00
XPT Partners, LLC, Closing Date Term Loan - First Lien	12/10/24			4,178,619	100.00
				$484,588,969

(c)	Security fair valued as of March 31, 2026 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at March 31, 2026 amounted to $460,766,190, which represents approximately 64.35% of net assets of the Fund.
(d)	The Ally Credit Facility is secured by a lien on all or a portion of the security.
(e)	The JPM Credit Facility is secured by a lien on all or a portion of the security.
(f)	Represents less than 0.05% of net assets.
(g)	All or a portion of this position has not yet settled as of March 31, 2026. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(h)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at March 31, 2026 amounted to $1,140,913, which represents approximately 0.16% of net assets of the Fund.
(i)	Represents 7-day effective yield as of March 31, 2026.

See Notes to Consolidated Schedule of Investments.

(Continued)

24

Abbreviations

PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

(Continued)

25

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.0%
Aerospace & Defense	0.5
Agricultural & Farm Machinery	0.1
Air Freight & Logistics	0.7
Apparel Retail	0.1
Apparel, Accessories & Luxury Goods	1.7
Application Software	2.4
Asset Management & Custody Banks	0.8
Auto Parts & Equipment	1.1
Biotechnology	0.3
Broadcasting	0.2
Building Products	0.3
Casinos & Gaming	0.6
Commodity Chemicals	0.0	*
Construction & Engineering	1.7
Construction Materials	0.2
Data Processing & Outsourced Services	0.7
Distributors	0.2
Diversified Support Services	0.7
Drug Retail	1.1
Electric Utilities	0.4
Electrical Components & Equipment	0.5
Electronic Equipment & Instruments	0.2
Entertainment	0.2
Environmental & Facilities Services	3.1
Financial Exchanges & Data	0.4
Food Distributors	0.8
Footwear	0.1
General Merchandise Stores	0.7
Health Care Distributors	0.7
Health Care Facilities	1.2
Health Care Services	12.4
Health Care Technology	2.8
Healthcare & Pharmaceuticals	0.0	*
Heavy Electrical Equipment	1.8
Home Furnishings	0.6
Home Improvement Retail	1.1
Hotels, Resorts & Cruise Lines	0.5
Household Products	0.3
Human Resource & Employment Services	1.8
Industrial Machinery	0.8
Insurance Brokers	3.5
Integrated Telecommunication Services	0.2
Interactive Media & Services	0.7
Internet & Direct Marketing Retail	1.4
Internet Services & Infrastructure	0.3
IT Consulting & Other Services	5.2
IT Services	0.8
Leisure Facilities	0.9
Managed Health Care	0.3
Metal & Glass Containers	0.5
Multi-Sector Holdings	0.4
Packaged Foods & Meats	0.1
Paper Packaging	1.4
Paper Products	1.1

See Notes to Consolidated Schedule of Investments.
(Continued)

26

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Pharmaceuticals	2.2%
Railroads	0.3
Real Estate Development	1.4
Real Estate Services	1.5
Research & Consulting Services	6.5
Restaurants	0.4
Security & Alarm Services	1.8
Specialized Consumer Services	2.8
Specialized Finance	0.4
Specialty Chemicals	0.2
Specialty Stores	0.2
Systems Software	0.3
Trading Companies & Distributors	0.3
Transportation Infrastructure	0.0 *
Trucking	1.3
Water Utilities	0.8
Short-Term Investments	12.4
Total Investments	94.4%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.
(Continued)

27

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objectives by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets. The Fund historically has focused its investments on credit assets with direct exposure to corporate borrowers, including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally do not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, including consumer and mortgage-related credit, as well as structured credit investments, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”) (including U.S. and non-U.S. CLOs, such as European CLOs) and collateralized debt obligations (“CDOs”) and high-yield bonds (sometimes referred to as “junk” bonds).

Under this mandate, the Subadviser (defined below) in able to consider a broad variety of credit assets for the Fund. When constructing the portfolio and making asset allocatoin decisions, the Subadviser generally organizes the Fund’s investible universe into Private corporate credit, specialty finance, structured credit and liquid credit.

The fund currently offers seven classes of Common Shares: Class A Shares, Class A-1 Shares, Class A-2 Shares, Class A-3 Shares, Class A-4 Shares, Class I Shares, and Class W Shares. Class A-1 Shares, Class A-3 Shares, Class A-4 Shars, and Class W Shares are offered starting April 30, 2026. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

First Eagle Alternative Credit, LLC (the “Subadviser”), as part of the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser has broad alternative credit capabilities and operates in conjunction with First Eagle’s Napier Park alternative credit franchise. The Subadviser and Napier Park Global Capital (US) LP (“Napier Park”) are both wholly-owned registered investment subsidiaries of the Adviser, with shared personnel and investment and operational capabilities. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, and the First Eagle Credit Opportunities Fund BSL SPV I, LLC (the “BSL SPV”), established on December 13, 2024, are wholly-owned Delaware limited liability companies, which function as the Fund’s special purpose, bankruptcy-remote, financing subsidiaries. The consolidated financial statements include the accounts of the Fund and the subsidiaries. All intercompany transactions and balances have been eliminated. As of March 31, 2026, the SPV has $345,985,789 in net assets, representing 48.32% of the Fund’s net assets and the BSL SPV has $94,011,590 in net assets, representing 13.13% of the Fund’s net assets. The assets and credit of the SPV and the BSL SPV are not available to satisfy the obligations of the Fund. An SPV, a wholly-owned subsidiary of the Fund, was established to invest in Residential Transitional Loans (“FECOF Owner Trust”). As of March 31, 2026, the SPV has $0 in net assets, 0.00% of the Fund’s net assets. The assets and credit of the SPV are not available to satisfy the obligations of the Fund.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, Direct Loans may be valued utilizing the income approach, market approach or liquidation. The income approach values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at a rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected. Enterprise value, a market approach, values an investment by determining the value of a company and allocating the value to the debt. Enterprise value uses a multiple analysis, whereby appropriate multiples are applied to the portfolio company’s revenues or net income before net interest expense, income tax expense, depreciation and amortization. The liquidation approach values an investment by analyzing the underlying collateral of the loan, as set forth in the associated loan agreements and borrowing base certificates. Liquidation valuations may be determined using a net orderly liquidation value, a forced liquidation value, or other methodology. Such liquidation values may be further reduced by certain reserves that may reduce the value of the collateral available to support the outstanding debt in a wind down scenario.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available, are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, and certain equity investments valued using an income approach, are the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans are the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market. The primary significant unobservable input used in the fair value measurement of the Fund’s investments in warrants are volatility and time horizon.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2026:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$–	$6,664,520	$6,664,520
Corporate Bonds†	–	1,140,913	–	1,140,913
Senior Loans
Advertising	–	4,491,546	2,456,801	6,948,347
Aerospace & Defense	–	3,349,607	–	3,349,607
Agricultural & Farm Machinery	–	–	469,691	469,691
Air Freight & Logistics	–	2,001,184	3,107,632	5,108,816
Apparel Retail	–	–	916,667	916,667
Apparel, Accessories & Luxury Goods	–	1,413,066	10,676,516	12,089,582
Application Software	–	5,924,395	11,310,518	17,234,913
Asset Management & Custody Banks	–	–	5,722,206	5,722,206
Auto Parts & Equipment	–	1,978,231	5,736,458	7,714,689
Biotechnology	–	2,472,191	–	2,472,191
Broadcasting	–	1,226,196	–	1,226,196
Building Products	–	1,991,244	–	1,991,244
Casinos & Gaming	–	4,683,398	–	4,683,398
Commodity Chemicals	–	–	65,548	65,548
Construction & Engineering	–	–	12,004,533	12,004,533
Construction Materials	–	1,768,603	–	1,768,603
Data Processing & Outsourced Services	–	–	4,765,470	4,765,470
Distributors	–	1,481,258	–	1,481,258
Diversified Support Services	–	–	5,202,278	5,202,278
Drug Retail	–	–	7,900,000	7,900,000
Electric Utilities	–	–	2,854,693	2,854,693
Electrical Components & Equipment	–	–	3,441,142	3,441,142
Electronic Equipment & Instruments	–	1,413,833	–	1,413,833
Environmental & Facilities Services	–	1,852,686	20,127,300	21,979,986

Description	Level 1	Level 2	Level 3‡	Total
Financial Exchanges & Data	$–	$2,657,007	$–	$2,657,007
Food Distributors	–	–	5,630,206	5,630,206
Footwear	–	–	534,799	534,799
General Merchandise Stores	–	–	5,232,558	5,232,558
Health Care Distributors	–	–	5,200,869	5,200,869
Health Care Facilities	–	–	8,315,201	8,315,201
Health Care Services	–	2,909,794	85,697,658	88,607,452
Health Care Technology	–	–	20,278,031	20,278,031
Heavy Electrical Equipment	–	5,101,570	7,674,166	12,775,736
Home Furnishings	–	1,971,478	2,236,756	4,208,234
Home Improvement Retail	–	–	8,043,442	8,043,442
Hotels, Resorts & Cruise Lines	–	–	3,432,288	3,432,288
Household Products	–	–	1,961,047	1,961,047
Human Resource & Employment Services	–	–	13,008,376	13,008,376
Industrial Machinery	–	6,055,881	–	6,055,881
Insurance Brokers	–	5,115,957	20,262,099	25,378,056
Integrated Telecommunication Services	–	1,487,813	–	1,487,813
Interactive Media & Services	–	–	5,249,608	5,249,608
Internet & Direct Marketing Retail	–	–	10,055,991	10,055,991
Internet Services & Infrastructure	–	–	2,240,431	2,240,431
IT Consulting & Other Services	–	2,637,299	34,709,595	37,346,894
Leisure Facilities	–	–	6,395,690	6,395,690
Managed Health Care	–	–	1,872,252	1,872,252
Metal & Glass Containers	–	3,864,875	–	3,864,875
Multi-Sector Holdings	–	2,733,090	–	2,733,090
Packaged Foods & Meats	–	992,475	–	992,475
Paper Packaging	–	1,794,353	8,453,259	10,247,612
Paper Products	–	–	7,734,607	7,734,607
Pharmaceuticals	–	–	15,971,260	15,971,260
Railroads	–	1,979,672	–	1,979,672
Real Estate Development	–	–	9,837,838	9,837,838
Real Estate Services	–	7,247,199	2,473,583	9,720,782
Research & Consulting Services	–	2,818,177	43,693,233	46,511,410
Restaurants	–	–	2,558,191	2,558,191
Security & Alarm Services	–	2,625,181	10,523,621	13,148,802
Specialized Consumer Services	–	2,166,941	17,684,029	19,850,970
Specialized Finance	–	2,388,395	462,521	2,850,916
Specialty Chemicals	–	1,356,037	–	1,356,037
Specialty Stores	–	1,484,406	–	1,484,406
Systems Software	–	2,008,887	–	2,008,887
Trading Companies & Distributors	–	1,983,644	–	1,983,644
Trucking	–	4,295,650	5,356,836	9,652,486
Water Utilities	–	–	5,736,858	5,736,858
Total Senior Loans	–	103,723,219	475,274,352	578,997,571
Warrants†	–	–	1,955	1,955
Unfunded Commitments*	–	166	101,817	101,983
Short-Term Investments
Investment Companies	89,143,123	–	–	89,143,123
Total	$89,143,123	$104,864,298	$482,042,644	$676,050,065

‡	Value determined using significant unobservable inputs.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation).

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$8,124,201	$1,290,000	$77,945	$513,519,092	$(13,081)	$522,998,157
Purchases(1)	—	—	—	43,045,058	—	43,045,058
Sales (2)	(1,622,222)	—	—	(72,014,879)	—	(73,637,101)
Transfer In — Level 3	—	—	—	8,613,774	—	8,613,774
Transfer Out — Level 3	—	(1,290,000)	—	(15,732,954)	—	(17,022,954)
Accrued discounts/ (premiums)	—	—	—	360,342	—	360,342
Realized Gains (Losses)	8,111	—	—	63,790	—	71,901
Change in Unrealized Appreciation (Depreciation)	154,430	—	(75,990)	(2,579,871)	114,898	(2,386,533)
Ending Balance — market value	$6,664,520	$—	$1,955	$475,274,352	$101,817	$482,042,644
Change in unrealized gains or (losses) relating to assets still held at reporting date	$154,430	$—	$(75,990)	$(2,148,707)	$147,944	$(1,922,323)

(1) Purchases include all purchases of securities, securities received in corporate, and funding activities.

(2) Sales include all sales of securities, maturities, paydowns, securities tendered in corporate actions, funding activities, and reduction in commitment for unfunded commitments.

* Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended March 31, 2026 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended March 31, 2026 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of March 31, 2026:

Disclosure on the Unobservable Inputs for First Eagle Credit Opportunities Fund as of March 31, 2026.

Investment Type	Fair Value as of March 31, 2026	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stock	$487,772	Broker Quotes	N/A	N/A	N/A
	$6,155,556	Discounted Cash Flow (Income Approach)	Comparable Yield	14.97% - 14.97% (14.97%)	Decrease
	$21,178	Liquidation	Collateral Value	443.8 - 443.8 (443.8)*	Increase
	$14	Market Comparable Companies	EBITDA Multiple	0.30x - 8.37x (8.14x)	Increase
Common Stock total	$6,664,520
Warrant	$0	Market Comparable Companies	EBITDA Multiple	8.10x - 8.10x (8.10x)	Increase
	$1,955	Option Pricing Model	Volatility/Time Horizon	50%-80%/1Y-5Y(60%/2.5yr)	Increase
Warrant total	$1,955
Senior Loan	$21,081,850	Broker Quotes	N/A	N/A	N/A
	$389,735,474	Discounted Cash Flow (Income Approach)	Comparable Yield	6.82% - 24.50% (9.85%)	Decrease
	$59,899,219	Liquidation	Collateral Value	18.8 - 11,987.6 (2,045.7)*	Increase
	$4,557,809	Market Comparable Companies	EBITDA Multiple	0.30x - 8.51x (4.27x)	Increase
Senior Loan total	$475,274,352
Total Investments	$481,940,827
Unfunded Commitment**	$783	Broker Quotes	N/A	N/A	N/A
	$37,820	Discounted Cash Flow (Income Approach)	Comparable Yield	6.82% - 19.51% (9.07%)	Decrease
	$45,173	Liquidation	Collateral Value	18.8 - 56.8 (25.8)*	Increase
	$18,041	Market Comparable Companies	EBITDA Multiple	0.30x - 8.51x (6.24x)	Increase
Unfunded Commitment total	$101,817

Notes:

*Collateral values are presented in $ millions.

**Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) whereby the underlying loan will be underwritten by the value of the collateral. The Subadviser also intends to originate and selectively purchase additional types of asset-based loans, such as consumer and mortgage-related credit, as well as structured credit investments, including ABS, MBS, CLOs (including U.S. and non-U.S. CLOs, such as European CLOs) and CDOs. These loans are highly structured and typically include frequent monitoring including, but not limited to, financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, sometimes referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however that, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objectives, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of March 31, 2026, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
360 Partners, LLC, Delayed Draw Term Loan - First Lien	$898,286	$880,321	$(14,597)
360 Partners, LLC, Revolving Loan - First Lien	507,158	497,016	(4,438)
841 Prudential MOB LLC, Delayed Draw Term Loan - First Lien	513,514	513,514	2,567
A&A Global Imports, LLC, New Revolving Loan - First Lien	37,382	31,121	12,430
A&R Logistics Holdings, Inc., Tranche B Revolving Loan - First Lien	110,093	110,093	5,546
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien	463,486	463,486	3,203
Advantmed Buyer Inc., Revolving Loan - First Lien	1,545,373	1,545,373	20,283
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien	109,272	97,252	(10,577)
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	287,790	287,071	3,597
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	105,232	1,144
Apella Capital, LLC, Revolving Loan - First Lien	273,059	273,059	-
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	1,138,515	1,138,515	5,692
APS Acquisition Holdings, LLC, Revolving Loan - First Lien	1,339,430	1,339,430	15,069
Argano, LLC, Revolving Credit Loan - First Lien	231,884	231,884	4,638
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	587,970	587,970	3,575
Beacon Mobility Corp., 2026 Refinancing Delayed Draw Term Loan - First Lien	25,580	25,648	166
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	187,500	187,500	-
Case Works, LLC, Revolving Loan - First Lien	147,845	141,931	(4,905)
CC Amulet Management, LLC (Children’s Choice), Revolving Loan - First Lien	283	283	3
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan - First Lien	1,525,799	1,525,799	11,155
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan - First Lien	309,582	309,582	2,188
Community Based Care Acquisition, Inc. (Amivie Acquisition, Inc.), Revolving Credit Loan - First Lien	365,854	365,854	3,932
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	10,000	9,150	(704)
Cooper’s Hawk Intermediate Holding, LLC, Delayed Draw Term Loan - First Lien	221,053	221,605	2,210
Cooper’s Hawk Intermediate Holding, LLC, Revolving Loan - First Lien	221,053	219,594	(1,427)
Danforth Health, Inc., Revolving Credit Loan - First Lien	166,667	166,667	476
Data Driven Intermediate, LLC, Revolving Loan - First Lien	907,300	907,300	6,001
EiKO Global, LLC, Revolving Credit Loan - First Lien	2,273,144	2,273,144	42,606
Elevate HD Parent, Inc., Revolving Loan - First Lien	498,333	498,333	6,239
Endo1 Partners, LLC, Revolving Loan - First Lien	234,273	233,101	3,514
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Revolving Loan - First Lien	602,228	602,228	-
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan - First Lien	1,466,667	1,452,000	(376)
Gen4 Dental Partners Opco, LLC, Revolving Loan - First Lien	366,667	363,000	3,469
HANSEI SOLUTIONS, LLC (fka RMBUS Holdco Inc., aka Eclat), Revolving Credit Loan - First Lien	258,799	258,799	3,936
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan - First Lien	666,216	659,554	1,853
HFW Cos., LLC (fka HFW Holdings, LLC), Delayed Draw Term Loan - First Lien	3,680,000	3,652,400	(13,800)
HFW Cos., LLC (fka HFW Holdings, LLC), Revolving Loan - First Lien	666,667	661,667	2,500
Houseworks Holdings, Fourth Amendment Delayed Draw Term Loan - First Lien	1,001,435	991,421	(222)
Houseworks Holdings, Revolving Loan - First Lien	158,981	157,391	2,029
iLending LLC, Revolving Loan - First Lien	12,263	12,263	65
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	210,267	201,856	(5,381)
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	520,833	520,833	3,651
Irving Parent, Corp. (Quisitive), Revolving Credit Loan - First Lien	1,474,537	1,452,419	-
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	216,529	216,529	401
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien	454,545	435,227	(15,872)
McHale & McHale Landscape Design, LLC, Delayed Draw Term Loan - First Lien	974,790	969,916	(1,218)
McHale & McHale Landscape Design, LLC, Revolving Loan - First Lien	420,168	418,067	2,626
Medrina, LLC, Revolving Loan - First Lien	828,571	828,571	13,704
Mission Critical Group, LLC, Delayed Draw Term Loan - First Lien	543,883	543,883	2,719
Mission Critical Group, LLC, Revolving Loan - First Lien	474,239	474,239	4,742
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	280,357	278,955	(25)
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	175,977	175,097	555
Montana Buyer Inc., Revolving Credit Loan - First Lien	304,348	303,587	2,403
Newcleus, LLC, Revolving Loan - First Lien	34,803	33,759	(721)
Owl Vans, LLC, Revolving Loan - First Lien	480,000	468,000	(5,664)
Prescott’s Inc. (aka Greenjacket), Delayed Draw Term Loan - First Lien	1,672,881	1,672,881	6,273
Prescott’s Inc. (aka Greenjacket), Revolving Credit Loan - First Lien	716,949	716,949	8,066
PRGX Global, Inc., Delayed Draw Term Loan - First Lien	421,053	414,737	(4,210)
R.L. James, Inc. (HH Restore Acquisition), Revolving Loan - First Lien	665,893	665,893	8,586
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	37,313	37,313	148
Sagebrush Buyer, LLC (Province), Revolving Credit Facility - First Lien	1,262,614	1,262,614	13,601
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	312,500	3,443
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan - First Lien	1,114,094	1,114,094	4,178
Schola Group Acquisition, Inc. (Lathan McKee), Revolving Loan - First Lien	671,141	671,141	7,550
Strategy Corps., LLC, Delayed Draw Term Loan - First Lien	3,421,788	3,361,906	(48,997)
Strategy Corps., LLC, Revolving Credit Loan - First Lien	1,411,487	1,386,786	(6,984)
Streetmasters Intermediate, Inc., Revolving Loan - First Lien	513,333	505,633	(2,310)
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	295,701	295,701	159
Syner-G Intermediate Holdings, LLC, Revolving Loan - First Lien	814,371	757,365	(47,845)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	373,405	3,991
The Mutual Group, LLC, Revolving Loan - First Lien	345,424	345,424	4,798
Thornton Carpet, LLC, Revolving Loan - First Lien	1,138,211	1,126,829	(50)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien	1,025,185	1,014,933	5,126
Tricor, LLC, Revolving Loan - First Lien	173,077	173,077	48
Triple Crown Consulting, LLC, Revolving Loan - First Lien	217,391	217,391	3,214
Unified Patents, LLC, Revolving Loan - First Lien	1,016,949	1,014,407	5,085
Violet Utility Buyer, LLC (Vannguard), Revolving Credit Loan - First Lien	624,336	617,312	-
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	574,273	574,273	7,954
Waste Resource Management, Inc., Revolving Credit Loan - First Lien	558,650	558,650	2,091
XPT Partners, LLC, 2024 Delayed Draw Term Loan - First Lien	721,542	721,542	5,412
XPT Partners, LLC, 2024 Revolving Loan - First Lien	113,094	113,094	1,696
	$51,729,135	$51,344,339	$101,983